Exploration and evaluation assets (Tables)	3 Months Ended
Mar. 31, 2026
Exploration and evaluation assets [Abstract]
Schedule of exploration and evaluation assets

	March 31, 2026	December 31, 2025
Balance, beginning of period	$138,280,668	$118,785,555
Additions:
Mineral rights and land fees	14,209	13,014
Site operations, environmental, construction, consulting and technical costs	2,279,731	11,037,467
Share-based compensation (Note 8)	190,394	840,620
Finance costs	75,000	—
Effect of foreign exchange	4,216,266	7,604,012
Balance, end of period	$145,056,268	$138,280,668